Exhibit 99
Ford Credit Auto Lease Trust 2018-B
Monthly Investor Report

Transaction Month	23	Payment Date	August 17, 2020
Collection Period	July, 2020

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-208514-07 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.

I. SUMMARY

		Initial	Beginning of Period Balance	End of Period Balance	End of Period Factor
2018-B Reference Pool Balance		$1,248,457,215.87	$621,260,514.64	$561,841,460.69	0.4500286
Total Note Balance		$1,108,620,000.00	$450,221,876.07	$390,802,822.12	0.3525129

Total Overcollateralization		$139,837,215.87	$171,038,638.57	$171,038,638.57

2018-B Exchange Note Balance		$1,142,907,216.49	$487,803,503.35	$428,384,449.40	0.3748200
2018-B Exchange Note Overcollateralization		$105,549,999.38	$133,457,011.29	$133,457,011.29

Overcollateralization			Beginning of Period	End of Period
2018-B Reference Pool Balance as a % of Total Note Balance			137.99%	143.77%
2018-B Reference Pool Balance as a % of 2018-B Exchange Note Balance			127.36%	131.15%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	2.45201%	$177,000,000.00	$0.00	$0.00	0.0000000
Class A-2a Notes	2.93000%	$325,000,000.00	$0.00	$0.00	0.0000000
Class A-2b Notes*	0.33475%	$50,000,000.00	$0.00	$0.00	0.0000000
Class A-3 Notes	3.19000%	$348,000,000.00	$241,601,876.07	$182,182,822.12	0.5235139
Class A-4 Notes	3.30000%	$100,000,000.00	$100,000,000.00	$100,000,000.00	1.0000000
Class B Notes	3.49000%	$56,190,000.00	$56,190,000.00	$56,190,000.00	1.0000000
Class C Notes	3.62000%	$52,430,000.00	$52,430,000.00	$52,430,000.00	1.0000000
Total		$1,108,620,000.00	$450,221,876.07	$390,802,822.12	0.3525129

	Principal Payments		Interest Payments		Total Payments
	Actual	per $1000 Face	Actual	per $1000 Face	Actual	per $1000 Face
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$59,419,053.95	$170.74	$642,258.32	$1.85	$60,061,312.27	$172.59
Class A-4 Notes	$0.00	$0.00	$275,000.00	$2.75	$275,000.00	$2.75
Class B Notes	$0.00	$0.00	$163,419.25	$2.91	$163,419.25	$2.91
Class C Notes	$0.00	$0.00	$158,163.83	$3.02	$158,163.83	$3.02
Total	$59,419,053.95	$53.60	$1,238,841.40	$1.12	$60,657,895.35	$54.71

II. POOL INFORMATION

2018-B Reference Pool Balance	Lease Balance**	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$742,189,210.40	$621,260,514.64	$536,938,758.75
Change	$(70,195,450.92)	$(59,419,053.95)	$(47,287,545.67)
End of Period	$671,993,759.48	$561,841,460.69	$489,651,213.08
Residual Portion of Securitization Value as % of Securitization Value at end of period			87.15%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	52,115	20,395	31,720	2,797	28,923

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months***				7.0	6.5

Ford Credit Auto Lease Trust 2018-B
Monthly Investor Report

Transaction Month	23	Payment Date	August 17, 2020
Collection Period	July, 2020

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		140	$2,797,607.08	0.50%
61 - 90 Days Delinquent		19	$335,236.18	0.06%
91- 120 Days Delinquent		6	$131,405.11	0.02%
Over 120 Days Delinquent		5	$82,655.14	0.01%
Total Delinquent Leases		170	$3,346,903.51	0.60%

Delinquency Trigger (61+ Delinquent Leases)

Transaction Month	Trigger
1-12	0.30%
13+	0.40%
61+ Delinquent Leases Balance to EOP Pool Balance				0.0978%
Delinquency Trigger Occurred				No

		Current Period	Cumulative
Prepayment Speed		1.73%	0.37%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Base monthly Payments (Rent)				$12,077,904.57
plus: Payoffs				$13,483,287.29
plus: Other (including extension fees, excess charges, etc.)****				$587,361.29
minus: Payaheads				$(626,502.57)
plus: Payahead Draws				$683,634.61
plus: Advances				$434,280.43
minus: Advance Reimbursement Amounts				$(720,991.35)
plus: Administrative Reallocation Amounts				$66,516.27
plus: Net Sale Proceeds				$44,920,721.28
plus: Recoveries				$332,122.35
Total Collections				$71,238,334.17

Reserve Account Draw Amount				$0.00

Total Collections Plus Reserve Account Draw Amount				$71,238,334.17

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$517,717.10	$517,717.10	$70,720,617.07	$0.00
2018-B Exchange Note Interest Payment	$1,623,166.16	$1,623,166.16	$69,097,450.91	$0.00
Shortfall Payment (to cover Notes)	$0.00	$0.00	$69,097,450.91	$0.00
Reserve Account Deposit	$0.00	$0.00	$69,097,450.91	$0.00
2018-B Exchange Note Principal Payment	$59,419,053.95	$59,419,053.95	$9,678,396.96	$0.00
Shared Amounts	$0.00	$0.00	$9,678,396.96	$0.00
Excess Exchange Note Amounts	$9,678,396.96	$9,678,396.96	$0.00	$0.00
Total	$71,238,334.17	$71,238,334.17	$0.00	$0.00

Ford Credit Auto Lease Trust 2018-B
Monthly Investor Report

Transaction Month	23	Payment Date	August 17, 2020
Collection Period	July, 2020

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2018-B Exchange Note Interest Payment				$1,623,166.16
2018-B Exchange Note Principal Payment				$59,419,053.95
Shortfall Payment (to cover Notes)				$0.00
Excess Exchange Note Amounts				$9,678,396.96

Total				$70,720,617.07

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$70,720,617.07	$0.00
Administration Fee	$3,751.85	$3,751.85	$70,716,865.22	$0.00
Class A-1 Interest	$0.00	$0.00	$70,716,865.22	$0.00
Class A-2a Interest	$0.00	$0.00	$70,716,865.22	$0.00
Class A-2b Interest	$0.00	$0.00	$70,716,865.22	$0.00
Class A-3 Interest	$642,258.32	$642,258.32	$70,074,606.90	$0.00
Class A-4 Interest	$275,000.00	$275,000.00	$69,799,606.90	$0.00
Total Class A Interest	$917,258.32	$917,258.32
First Priority Principal Payment	$0.00	$0.00	$69,799,606.90
Class B Interest	$163,419.25	$163,419.25	$69,636,187.65	$0.00
Second Priority Principal Payment	$0.00	$0.00	$69,636,187.65
Class C Interest	$158,163.83	$158,163.83	$69,478,023.82	$0.00
Specified Reserve Deposit	$0.00	$0.00	$69,478,023.82	$0.00
Regular Principal Payment	$59,419,053.95	$59,419,053.95	$10,058,969.87	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$10,058,969.87	$0.00
Remaining Funds to Holder of Residual Interest	$10,058,969.87	$10,058,969.87	$0.00	$0.00
Total	$70,720,617.07	$70,720,617.07	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$3,801,810.28
plus: Additional Advances				$434,280.43
minus: Advance Reimbursement Amounts				$(720,991.35)
End of Period Advance Balance				$3,515,099.36

Payaheads
Beginning of Period Payahead Balance				$1,848,983.00
plus: Additional Payaheads				$626,502.57
minus: Payahead Draws				$(683,634.61)
End of Period Payahead Balance				$1,791,850.96

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$3,121,143.04
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$3,121,143.04
Memo: Required Reserve Amount				$3,121,143.04

VII. OVERCOLLATERALIZATION INFORMATION
Targeted Overcollateralization Amount				$171,038,638.57
Actual Overcollateralization Amount (EOP Pool Balance- EOP Note Balance)				171,038,638.57

Ford Credit Auto Lease Trust 2018-B
Monthly Investor Report

Transaction Month	23	Payment Date	August 17, 2020
Collection Period	July, 2020

VIII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	286	4,276	$5,875,907.15	$90,927,481.80
Standard Terminations	351	2,471	$5,951,117.56	$42,836,669.23
Total Retained	637	6,747	$11,827,024.71	$133,764,151.03

Returned Vehicles
Early Terminations	320	4,249	$6,219,731.27	$81,572,421.80
Standard Terminations	1,801	11,618	$32,306,616.40	$210,789,212.98
Total Returned	2,121	15,867	$38,526,347.67	$292,361,634.78

Charged Off / Repossessed Vehicles	15	426	$276,805.04	$9,203,945.47
Removals by Servicer and Other	24	152	$491,532.08	$3,252,018.68
Total Terminations	2,797	23,192	$51,121,709.50	$438,581,749.96

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	1,683	20,408	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			75.83%	68.42%
Early Termination Rate (Early Terminations / Total Terminations)			21.67%	36.76%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

IX. GAIN (LOSS) CALCULATIONS	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$13,567,064.06
plus: Payahead draws			$155,282.39
minus: Unreimbursed Advances			$(83,277.49)
minus: Securitization Value of Retained Vehicles			$(11,827,024.71)
Total	637	6,747	$1,812,044.25	$21,572,559.78
Gain (Loss) Per Retained Vehicle			$2,844.65	$3,197.36

Gain (Loss) on Returned Vehicles
Customer Payments			$1,396,751.11
plus: Net Sale Proceeds			$43,233,653.85
plus: Payahead Draws			$253,967.99
minus: Unreimbursed Advances			$(159,158.67)
minus: Securitization Value of Returned Vehicles			$(38,526,347.67)
Total	2,121	15,867	$6,198,866.61	$21,892,567.74
Gain (Loss) Per Returned Vehicle			$2,922.62	$1,379.75

Credit Gain (Loss) Charged Off / Repo Vehicles	15	426	$(79,704.36)	$(2,823,687.09)
Credit Gain (Loss) Per Charged Off / Repo Vehicle			$(5,313.62)	$(6,628.37)
Recoveries			$271,266.26	$3,175,274.07

Total Gain (Loss)	2,773	23,040	$8,202,472.76	$43,816,714.50
Average Gain (Loss) on all Retained, Returned and Repo Vehicles			$2,957.98	$1,901.77

Removals by Servicer and Other	24	152

Note: There is no Gain or Loss on Removals

Memo: Residual Gain (Loss) on Returned Vehicles
Net Sale Proceeds			$43,233,653.85
plus: Excess Wear and Use and Excess Mileage Assessed			$770,932.15
minus: Residual Portion of Securitization Value			$(37,555,619.50)
Total	2,121	15,867	$6,448,966.50	$25,165,365.59
Residual Gain (Loss) Per Returned Vehicle			$3,040.53	$1,586.02

Ford Credit Auto Lease Trust 2018-B
Monthly Investor Report

Transaction Month	23	Payment Date	August 17, 2020
Collection Period	July, 2020

Prior and Current Collection Periods Average Gain (Loss)	Percent
Ratio of Total Gain (Loss) to the Average Pool Balance (annualized)
Third Prior Collection Period	1.28%
Second Prior Collection Period	2.54%
Prior Collection Period	10.50%
Current Collection Period	16.64%
Four Month Average (Current and Prior Three Collection Periods)	7.74%

Ratio of Cumulative Total Gain (Loss) for all Collection Periods to Initial Pool Balance	3.51%

X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer

* Tranche A2b note interest rate is floating based on one-month LIBOR+0.16%
**Lease Balance is calculated similar to Securitization Value, but present values the base monthly payments and contract lease end value at the contract lease factor, without considering the base residual value or minimum discount rate.
***The Weighted Average is calculated based on Securitization Value.
****In May 2020, Ford Credit updated its servicing procedures to improve the lease end termination process for its lessees. Certain funds related to the waiver of excess wear and use charges for the leased vehicles related to the FCALT 2018-B Reference Pool were collected during the May and June Collection Periods, applied to the related lessees’ accounts, and then deposited into the FCALT 2018-B Exchange Note Collection Account on July 16, 2020. This Monthly Investor Report includes those sums.